Intangible Assets - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Licenses	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Finite Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 963	$ 589		$ 0
FTS International, Inc
Finite Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 400	$ 600	$ 0
Electric Frac Licenses
Finite Lived Intangible Assets [Line Items]
Estimated intangible assets amortized over period		17 years	17 years
Amortization expense related to intangible assets		$ 0	$ 0		0
Electric Frac Licenses | Three Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Number of licenses purchased | Licenses	3
Purchase price per fleet	$ 7,500
Payment to acquire intangible assets	$ 22,500
Electric Frac Licenses | Seven Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Number of licenses purchased | Licenses	7
Purchase price per fleet	$ 7,500
Electric Frac Licenses | Ten Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Number of licenses purchased | Licenses	10
Purchase price per fleet	$ 9,000
Acquired Technology
Finite Lived Intangible Assets [Line Items]
Estimated intangible assets amortized over period			7 years
Amortization expense related to intangible assets		$ 963	$ 589		$ 0
Acquired Technology | FTS International, Inc
Finite Lived Intangible Assets [Line Items]
Estimated intangible assets amortized over period		3 years